CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2016	Feb. 28, 2017	Feb. 29, 2016
Income Statement [Abstract]
Revenues	$ 142,903	$ 105,084	$ 317,080	$ 105,114	$ 165,991	$ 839
Cost of revenues	243,967	129,515	433,939	335,124	473,056	255,925
Gross loss	(101,064)	(24,431)	(116,859)	(230,010)	(307,065)	(255,086)
Operating expenses:
Selling, general and administrative expenses	1,297,525	963,311	4,532,490	2,418,897	5,168,512	2,028,877
Loss from operations	(1,398,589)	(987,742)	(4,649,349)	(2,648,907)	(5,475,577)	(2,283,963)
Other income (expense)
Impairment expense			1,725,009		(1,725,009)
Gain on settlement of accounts payable						28,019
Loss on conversion of accrued salary to common shares						(293,633)
Interest expense	(128,189)	(8,548)	(221,438)	(8,548)	(19,040)
Total other income (expense)	(128,189)	(8,548)	(221,438)	(8,548)	(1,744,049)	(265,614)
Loss before income tax	(1,526,778)	(996,290)	(4,870,787)	(2,657,455)	(7,219,626)	(2,549,577)
Income tax provision
Net loss	$ (1,526,778)	$ (996,290)	$ (4,870,787)	$ (2,657,455)	$ (7,219,626)	$ (2,549,577)
Net loss per common share basic and diluted	$ (0.02)	$ (0.02)	$ (0.08)	$ (0.06)	$ (0.16)	$ (0.07)
Weighted average common shares outstanding basic and diluted	62,999,745	45,211,250	58,622,658	42,729,626	44,840,743	34,163,263